Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Weighted-Average Common Stock Outstanding
A reconciliation of the basic and diluted weighted-average common stock outstanding for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Weighted average common stock outstanding – basic	285,742	284,782	275,773
Dilutive effect of stock-based awards	—	—	—
Weighted average common stock outstanding – diluted	285,742	284,782	275,773

Schedule of Antidilutive Potential Common Shares
The table below presents the number of antidilutive potential common shares that are not considered in the calculation of Diluted loss per share:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Employee stock options	25	54	83
Restricted stock units	831	488	406
Operating Partnership units	330	238	254
Total	1,186	780	743